Employee benefits: variable compensation (Narrative) (Detail 1) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Share delivery obligations	178	175
Treasury shares available to satisfy share delivery obligations	119	149
Deferred Contingent Capital Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%
UBS AG | Deferred Contingent Capital Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%